Shareholders' Equity - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended
	May 03, 2014	Apr. 27, 2013	May 15, 2007 Maximum	May 03, 2014 Stock Repurchase Program	May 03, 2014 Series I Preferred Stock
Class of Stock [Line Items]
Dividend declared date	Nov. 17, 2009
Dividend payable, record date	Nov. 27, 2009
Common stock, par value	$ 0.001	$ 0.001
Proportion of preferred stock in common stock	1/1000th
Preferred stock, par value per share					$ 0.001
Preferred stock price per share	$ 100
Rights expiry date	November 17, 2012
Number of shares authorized to be repurchase			$ 400,000
Remaining authorized repurchase amount	2,471
Treasury stock, shares	34,364,000	34,078,000		34,363,899
Treasury stock, at cost	$ 1,069,109	$ 1,063,855		$ 1,069,109